Related Party Transactions (Details Narrative)			1 Months Ended		12 Months Ended
	Jan. 02, 2018 USD ($) $ / shares	Feb. 04, 2016 shares	Apr. 30, 2018 shares	Apr. 30, 2017 shares	Dec. 31, 2018 USD ($) ft² $ / shares shares	Dec. 31, 2017 USD ($) ft² shares	Dec. 31, 2016 shares
Number of options exercised | shares					100,000	100,000
Revenue from related party					$ 40,548	$ 85,919
Related party costs					40,376	87,649
Due to related party						31,257
Discount on debt					29,122
Convertible Notes Payable [Member]
Convertible debt convertible into common shares conversion price per share | $ / shares	$ 0.75
Discount on debt	$ 395,000				$ 395,000
Minimum [Member]
Convertible debentures interest rate, percentage					10.00%
Convertible debt convertible into common shares conversion price per share | $ / shares					$ 0.50
Minimum [Member] | Convertible Notes Payable [Member]
Beneficial ownership, percentage	4.99%
Maximum [Member]
Revolving line of credit					$ 350,000
Renewable Energy Holdings LLC [Member]
Related party costs					31,617	87,649
Turquino Equity LLC [Member]
Due to related party						31,257
Management expenses					78,000	184,004
Rezaul Karim [Member]
Number of options exercised | shares			100,000	100,000
Revenue from related party					31,789	$ 85,919
Steve Mullane [Member]
Revenue from related party					8,759
Related party costs					$ 8,759
Two Directors [Member] | Securities Purchase Agreement [Member]
Convertible debentures, principal amount	$ 400,000
Convertible debentures interest rate, percentage	12.00%
Convertible debt convertible into common shares conversion price per share | $ / shares	$ 0.75
Debt maturity, description	The Debentures, together with any accrued and unpaid interest, become due and payable on January 2, 2020
Beneficial ownership, percentage	4.99%
Executive Officers [Member]
Area of office | ft²					800	800
Reza Enterprises, Inc [Member]
Number of common shares sold | shares		526,316